SHARE-BASED COMPENSATION - Stock incentive plan adopted by Fairlubo (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)
Outstanding weighted average stock options
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 50	¥ 0.3	$ 40